Note 13 - Income Taxes	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Income Tax Disclosure [Text Block]

Note 13 - Income Taxes

The components of income tax expense for the years ended December 31, 2022 and 2021 are as follows (in thousands):

	2022	2021
Federal:
Current	$2,263	$2,045
Deferred	(221)	(336)
Total federal	2,042	1,709
State, current	1,012	783
Total	$3,054	$2,492

The following table presents the reconciliation between the reported income tax expense and the income tax expense which would be computed by applying the normal federal income tax rate of 21% to income before taxes for the years ended December 31, 2022 and 2021, respectively, as follows (in thousands):

	2022		2021
	Amount	Rate	Amount	Rate
Federal income tax at statutory rate	$2,292	21.0%	$1,868	21.0%
State tax, net of federal benefit	800	7.4	618	7.0
Stock compensation expense	(22)	(0.2)	20	0.2
Other	(16)	(0.2)	(14)	(0.2)
Total	$3,054	28.0%	$2,492	28.0%

The components of the net deferred tax asset at December 31, 2022 and 2021 are as follows (in thousands):

	2022	2021
Deferred tax assets:
Allowance for loan losses	$1,612	$1,105
Deferred loan fees	256	554
Stock-based compensation	7	6
Unrealized loss on investment securities available for sale	6	--
Interest on non-accrual loans	35	--
Total deferred tax assets	1,916	1,665

Deferred tax liabilities:
Bank premises and equipment	(219)	(199)
Unrealized gain on investment securities available for sale	--	(6)
Intangible	(24)	(21)
Total deferred tax liabilities	(243)	(226)

Net Deferred Tax Asset	$1,673	$1,439

The net deferred tax asset at December 31, 2022 and 2021 of $1.7 million and $1.4 million, respectively, is included in other assets. No valuation allowance was established at December 31, 2022 and 2021, in view of the Company’s tax strategies and anticipated future taxable income as evidenced by the Company’s earnings potential.